UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2012

Investment Commentary and

Semi-Annual

Repor t

Legg Mason

Capital Management

Disciplined Equity

Research Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Capital Management Disciplined Equity Research Fund

Fund objective

The Fund seeks long-term capital appreciation.

Investment commentary

With the ingredients for another growth scare appearing to coalesce in early April, investors would do well to remain focused on the optimal long-term strategy while weathering the storm of short-term concerns. Early April has seen a return of stock market volatility, resurgence in European sovereign debt woes and a poor employment report that has reignited concerns about the fragility of the U.S. recovery. Further, with Mitt Romney now the presumptive Republican challenger, at least based on the Intrade odds, the U.S. presidential campaign appears to be entering a new phase — one that we believe will likely mark an increase in partisanship and a decrease in Congress’ already sometimes suspect basic ability to govern. With the odds of greater near-term volatility increasing, having a clear long-term plan becomes critical.

Fortunately, it seems that markets have sniffed out and discounted at least some of these risks, making the path for long-term investors less perilous. While down from peak levels, the equity risk premium, as measured by Stern School of Business Professor Aswath Damordaran, continues to hover at 6.19% and has not significantly improved from its peak reading in October, despite the recent rise in stocks. At the same time, despite the rally, the S&P 500 Indexi still trades at 13x forward earnings, at the low end of the post-1993 range. In our opinion, current valuations are extremely attractive on a long-term basis. Further, as we noted recently, stocks appear quite attractive relative to both Treasury bonds and riskier high-yield debt. So while we see abundant reasons for near-term caution, our three- to five-year outlook for equities based on the starting valuation and our view of the relative unattractiveness of fixed-income assets remains unchanged. Although painful in the short term, corrections can be a boon to active, value investors, each one offering an opportunity to improve the long-term, risk-adjusted returns embedded in an equity portfolio.

As always, we thank you for your support and welcome your comments.

Randy Befumo, CFA

Director of Research

Legg Mason Capital Management, LLC

May 29, 2012

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management Disciplined Equity Research Fund	III

The views expressed in this commentary reflect those solely of the portfolio manager as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein has been prepared from sources believed to be reliable, but cannot be guaranteed.

Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance. Investors should not use this information as the sole basis for investment decisions.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

The Investment Commentary is not a part of the Semi-Annual Report.

April 30, 2012

Semi-Annual

Repor t

Legg Mason

Capital Management

Disciplined Equity

Research Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	1

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Capital Management Disciplined Equity Research Fund for the six-month reporting period ended April 30, 2012.

Total returns for the Fund, excluding sales charges, for the six-month period ended April 30, 2012 are presented below, along with those of the Fund’s unmanaged benchmark, the Russell 1000 Indexi, and Lipper peer group:

Performance Snapshot as of April 30, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason Capital Management Disciplined Equity Research Fund:
Class A	11.52%
Class C	11.13%
Class I	11.62%
Russell 1000 Index	12.89%
Lipper Multi-Cap Growth Funds Category Average[1]	11.84%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 29, 2012, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 9.80%, 11.26% and 9.46%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class A shares, 2.05% for Class C shares and 1.05% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 527 funds in the Fund’s Lipper category, and excluding sales charges.

2	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Letter to our shareholders (cont’d)

result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Special shareholder notice

Randy Befumo, CFA, Legg Mason Capital Management, LLC’s Director of Research, and team leaders Kayode Aje, CFA, Gibboney Huske, CFA, Brian Lund, CFA, Reed Cassady, CFA and Jean Yu, Ph.D., CFA are the Fund’s Portfolio Managers. Mr. Befumo, Mr. Aje, Ms. Huske, Mr. Lund and Ms. Yu have had day-to-day responsibility for the management of the Fund’s portfolio since 2010. Mr. Cassady became a portfolio manager of the Fund in January 2012.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

May 31, 2012

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities involve interest-rate, credit, inflation and reinvestment risks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund’s investment strategy may subject it to additional risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2012 and October 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

4	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2011 and held for the six months ended April 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.52%	$1,000.00	$1,115.20	1.30%	$6.84	Class A	5.00%	$1,000.00	$1,018.40	1.30%	$6.52
Class C	11.13	1,000.00	1,111.30	2.05	10.76	Class C	5.00	1,000.00	1,014.67	2.05	10.27
Class I	11.62	1,000.00	1,116.20	1.05	5.52	Class I	5.00	1,000.00	1,019.64	1.05	5.27

[1]	For the six months ended April 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2012

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Common Stocks — 98.3%
Consumer Discretionary — 14.0%
Auto Components — 1.4%
Allison Transmission Holdings Inc.	820	$17,138	*
Autoliv Inc.	333	20,892
Total Auto Components		38,030
Automobiles — 0.8%
Ford Motor Co.	1,959	22,098
Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp.	2,068	15,903	*
Bwin.Party Digital Entertainment PLC	6,531	16,323
PF Chang’s China Bistro Inc.	728	28,894
Total Hotels, Restaurants & Leisure		61,120
Household Durables — 1.4%
Stanley Black & Decker Inc.	521	38,116
Internet & Catalog Retail — 1.4%
Amazon.com Inc.	88	20,407	*
Groupon Inc.	1,514	16,215	*
Total Internet & Catalog Retail		36,622
Media — 2.3%
Scripps Networks Interactive, Class A Shares	763	38,318
Viacom Inc., Class B Shares	546	25,329
Total Media		63,647
Multiline Retail — 1.0%
Target Corp.	459	26,595
Specialty Retail — 3.4%
Guess? Inc.	573	16,777
Lowe’s Cos. Inc.	1,592	50,100
TJX Cos. Inc.	595	24,818
Total Specialty Retail		91,695
Total Consumer Discretionary		377,923
Consumer Staples — 6.4%
Beverages — 2.4%
Dr. Pepper Snapple Group Inc.	555	22,522
PepsiCo Inc.	632	41,712
Total Beverages		64,234
Household Products — 2.9%
Colgate-Palmolive Co.	498	49,272
Energizer Holdings Inc.	400	28,532	*
Total Household Products		77,804

See Notes to Financial Statements.

6	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Tobacco — 1.1%
Philip Morris International Inc.	338	$30,255
Total Consumer Staples		172,293
Energy — 10.0%
Energy Equipment & Services — 2.1%
C&J Energy Services Inc.	933	17,587	*
Schlumberger Ltd.	341	25,282
Transocean Ltd.	290	14,613
Total Energy Equipment & Services		57,482
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	584	62,231
CONSOL Energy Inc.	708	23,534
Devon Energy Corp.	384	26,822
Exxon Mobil Corp.	485	41,875
Hess Corp.	457	23,828
Noble Energy Inc.	198	19,665
Southwestern Energy Co.	522	16,485	*
Total Oil, Gas & Consumable Fuels		214,440
Total Energy		271,922
Financials — 14.8%
Capital Markets — 4.1%
Ares Capital Corp.	886	14,212
BlackRock Inc.	145	27,779
Blackstone Group LP	1,282	17,384
State Street Corp.	508	23,480
TD Ameritrade Holding Corp.	1,484	27,884
Total Capital Markets		110,739
Commercial Banks — 2.0%
Fifth Third Bancorp	2,152	30,623
Huntington Bancshares Inc.	3,357	22,458
Total Commercial Banks		53,081
Consumer Finance — 0.6%
American Express Co.	264	15,896
Diversified Financial Services — 3.4%
Citigroup Inc.	948	31,322
JPMorgan Chase & Co.	1,444	62,063
Total Diversified Financial Services		93,385

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	7

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Insurance — 3.4%
Assured Guaranty Ltd.	698	$9,897
Berkshire Hathaway Inc., Class B Shares	655	52,695	*
MetLife Inc.	834	30,049
Total Insurance		92,641
Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management Inc.	2,166	35,349
Total Financials		401,091
Health Care — 12.7%
Biotechnology — 3.8%
Celgene Corp.	257	18,740	*
Dendreon Corp.	1,343	15,646	*
Human Genome Sciences Inc.	1,177	17,314	*
Myriad Genetics Inc.	1,092	28,403	*
Vertex Pharmaceuticals Inc.	569	21,895	*
Total Biotechnology		101,998
Health Care Equipment & Supplies — 2.3%
Gen-Probe Inc.	264	21,529	*
Medtronic Inc.	1,045	39,919
Total Health Care Equipment & Supplies		61,448
Health Care Providers & Services — 0.6%
HCA Holdings Inc.	634	17,067
Pharmaceuticals — 6.0%
Abbott Laboratories	359	22,280
Impax Laboratories Inc.	871	21,453	*
Johnson & Johnson	813	52,918
Nektar Therapeutics	2,220	16,916	*
Pfizer Inc.	778	17,840
Sanofi-Aventis SA, ADR	828	31,613
Total Pharmaceuticals		163,020
Total Health Care		343,533
Industrials — 11.2%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	255	23,088
Air Freight & Logistics — 1.3%
United Parcel Service Inc., Class B Shares	464	36,257
Airlines — 0.8%
Southwest Airlines Co.	2,466	20,418
Commercial Services & Supplies — 0.6%
Republic Services Inc.	635	17,380

See Notes to Financial Statements.

8	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Electrical Equipment — 2.0%
Emerson Electric Co.	550	$28,897
Polypore International Inc.	685	25,585	*
Total Electrical Equipment		54,482
Industrial Conglomerates — 2.6%
3M Co.	368	32,885
United Technologies Corp.	463	37,799
Total Industrial Conglomerates		70,684
Machinery — 1.9%
Eaton Corp.	487	23,464
Parker Hannifin Corp.	314	27,534
Total Machinery		50,998
Road & Rail — 1.1%
Old Dominion Freight Line Inc.	660	29,350	*
Total Industrials		302,657
Information Technology — 23.9%
Communications Equipment — 3.5%
Acme Packet Inc.	791	22,203	*
Cisco Systems Inc.	1,494	30,104
F5 Networks Inc.	129	17,277	*
QUALCOMM Inc.	395	25,217
Total Communications Equipment		94,801
Computers & Peripherals — 5.2%
Apple Inc.	170	99,321	*
EMC Corp.	1,517	42,794	*
Total Computers & Peripherals		142,115
Internet Software & Services — 4.4%
Active Network Inc.	1,443	24,243	*
eBay Inc.	1,125	46,181	*
Rackspace Hosting Inc.	469	27,244	*
SINA Corp.	172	10,064	*
Youku.com Inc., ADR	447	10,746	*
Total Internet Software & Services		118,478
IT Services — 2.9%
Accenture PLC, Class A Shares	312	20,264
Cognizant Technology Solutions Corp., Class A Shares	396	29,035	*
FleetCor Technologies Inc.	778	30,770	*
Total IT Services		80,069

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	9

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.3%
Integrated Device Technology Inc.	3,627	$24,555	*
Marvell Technology Group Ltd.	2,266	34,013	*
Micron Technology Inc.	1,584	10,438	*
Xilinx Inc.	537	19,536
Total Semiconductors & Semiconductor Equipment		88,542
Software — 4.6%
Adobe Systems Inc.	1,053	35,339	*
Autodesk Inc.	473	18,622	*
Microsoft Corp.	1,379	44,155
Red Hat Inc.	426	25,394	*
Total Software		123,510
Total Information Technology		647,515
Materials — 1.8%
Chemicals — 0.6%
Monsanto Co.	213	16,226
Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold Inc.	353	13,520
Nucor Corp.	452	17,723
Total Metals & Mining		31,243
Total Materials		47,469
Utilities — 3.5%
Electric Utilities — 0.6%
American Electric Power Co. Inc.	437	16,973
Independent Power Producers & Energy Traders — 1.4%
Calpine Corp.	1,955	36,656	*
Multi-Utilities — 1.5%
Xcel Energy Inc.	1,525	41,267
Total Utilities		94,896
Total Investments — 98.3% (Cost — $2,328,594#)		2,659,299
Other Assets in Excess of Liabilities — 1.7%		46,596
Total Net Assets — 100.0%		$2,705,895

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

10	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2012

Assets:
Investments, at value (Cost — $2,328,594)	$2,659,299
Cash	33,385
Receivable from investment manager	14,038
Dividends receivable	1,230
Prepaid expenses	28,451
Total Assets	2,736,403

Liabilities:
Service and/or distribution fees payable	32
Accrued expenses	30,476
Total Liabilities	30,508
Total Net Assets	$2,705,895

Net Assets:
Par value (Note 7)	$2
Paid-in capital in excess of par value	2,402,089
Overdistributed net investment income	(4,960)
Accumulated net realized loss on investments and foreign currency transactions	(21,941)
Net unrealized appreciation on investments	330,705
Total Net Assets	$2,705,895

Shares Outstanding:
Class A	1,472
Class C	883
Class I	215,302

Net Asset Value:
Class A (and redemption price)	$12.45
Class C*	$12.43
Class I (and redemption price)	$12.43
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.21

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2012

Investment Income:
Dividends	$25,204

Expenses:
Registration fees	21,919
Trustees’ fees	18,359
Audit and tax	17,382
Shareholder reports	10,547
Legal fees	10,332
Investment management fee (Note 2)	9,177
Fund accounting fees	7,885
Transfer agent fees (Note 5)	3,943
Custody fees	1,862
Insurance	207
Service and/or distribution fees (Notes 2 and 5)	73
Miscellaneous expenses	1,428
Total Expenses	103,114
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(89,276)
Net Expenses	13,838
Net Investment Income	11,366

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss from:
Investment transactions	(7,191)
Foreign currency transactions	(5)
Net Realized Loss	(7,196)
Change in Net Unrealized Appreciation (Depreciation) from Investments	288,592
Net Gain on Investments and Foreign Currency Transactions	281,396
Increase in Net Assets from Operations	$292,762

See Notes to Financial Statements.

12	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2012 (unaudited) and the Year Ended October 31, 2011	2012	2011

Operations:
Net investment income	$11,366	$9,656
Net realized gain (loss)	(7,196)	68,613
Change in net unrealized appreciation (depreciation)	288,592	(137,515)
Increase (Decrease) in Net Assets From Operations	292,762	(59,246)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(18,000)	(12,500)
Net realized gains	(83,422)	(21,306)
Decrease in Net Assets From Distributions to Shareholders	(101,422)	(33,806)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	75,061	1,328,670
Reinvestment of distributions	76,274	31,090
Cost of shares repurchased	(235,225)	(296,737)
Increase (Decrease) in Net Assets From Fund Share Transactions	(83,890)	1,063,023
Increase in Net Assets	107,450	969,971

Net Assets:
Beginning of period	2,598,445	1,628,474
End of period*	$2,705,895	$2,598,445
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(4,960)	$1,674

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$11.59	$11.85

Income (loss) from operations:
Net investment income	0.04	0.02
Net realized and unrealized gain (loss)	1.24	(0.07)
Total income (loss) from operations	1.28	(0.05)

Less distributions from:
Net investment income	(0.05)	(0.06)
Net realized gains	(0.37)	(0.15)
Total distributions	(0.42)	(0.21)

Net asset value, end of period	$12.45	$11.59
Total return[4]	11.52%	(0.52)%

Net assets, end of period (000s)	$18	$16

Ratios to average net assets:
Gross expenses[5]	8.43%	9.80%
Net expenses[5,6,7,8]	1.30	1.30
Net investment income[5]	0.62	0.14

Portfolio turnover rate	25%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period November 12, 2010 (inception date) to October 31, 2011.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

14	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2011[3]

Net asset value, beginning of period	$11.56	$11.85

Income (loss) from operations:
Net investment loss	(0.01)	(0.07)
Net realized and unrealized gain (loss)	1.25	(0.07)
Total income (loss) from operations	1.24	(0.14)

Less distributions from:
Net realized gains	(0.37)	(0.15)
Total distributions	(0.37)	(0.15)

Net asset value, end of period	$12.43	$11.56
Total return[4]	11.13%	(1.24)%

Net assets, end of period (000s)	$11	$10

Ratios to average net assets:
Gross expenses[5]	8.82%	11.26%
Net expenses[5,6,7,8]	2.05	2.05
Net investment loss[5]	(0.13)	(0.63)

Portfolio turnover rate	25%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period November 12, 2010 (inception date) to October 31, 2011.

[4]

Performance figures, exclusive of CDSCs, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares	2012[1,2]	2011[1]	2010[3]

Net asset value, beginning of period	$11.59	$11.67	$10.00

Income from operations:
Net investment income	0.05	0.05	0.03
Net realized and unrealized gain	1.24	0.11	1.64
Total income from operations	1.29	0.16	1.67

Less distributions from:
Net investment income	(0.08)	(0.09)	—
Net realized gains	(0.37)	(0.15)	—
Total distributions	(0.45)	(0.24)	—

Net asset value, end of period	$12.43	$11.59	$11.67
Total return[4]	11.62%	1.27%	16.70%

Net assets, end of period (000s)	$2,677	$2,572	$1,628

Ratios to average net assets:
Gross expenses	7.86%[5]	9.46%	33.07%[5]
Net expenses[6,7,8]	1.05 [5]	1.05	1.05 [5]
Net investment income	0.87 [5]	0.40	1.18 [5]

Portfolio turnover rate	25%	85%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	For the period June 30, 2010 (inception date) to October 31, 2010.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Disciplined Equity Research Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	17

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$2,659,299	—	—	$2,659,299

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended April 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2012, securities valued at $16,323 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	19

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

20	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, LLC (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. The following chart shows the annual advisory fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides certain administrative and oversight services to the Fund. For LMPFA’s services to the Fund, LMCM (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMCM and LMPFA are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	21

As a result of expense limitation arrangements between the Fund and LMCM, the ratio of expenses other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C, and I shares did not exceed 1.30%, 2.05% and 1.05%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended April 30, 2012, fees waived and/or expenses reimbursed amounted to $89,276.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMCM and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires October 31, 2013	—	—	$124,750
Expires October 31, 2014	$1,304	$827	203,979
Expires October 31, 2015	612	297	88,315
Fee waivers/expense reimbursements subject to recapture	$1,916	$1,124	$417,044

For the six months ended April 30, 2012, LMCM did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For purchases made after August 1, 2012, the CDSC will apply to the redemption of Class A shares within 18 months of purchase.

For the six months ended April 30, 2012, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2012, there were no CDSCs paid to LMIS and its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or

22	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2012, the aggregate cost of purchases and proceeds from sales of investments were as follows:

Purchases	$654,652
Sales	859,661

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$419,355
Gross unrealized depreciation	(88,650)
Net unrealized appreciation	$330,705

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended April 30, 2012, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$21	$54
Class C	52	15
Class I	—	3,874
Total	$73	$3,943

For the six months ended April 30, 2012, waivers and/or expense reimbursements by class were as follows:

	Service and/or Distribution Fees Waived	Waivers/Expense Reimbursements
Class A	—	$612
Class C	$52	297
Class I	—	88,315
Total	$52	$89,224

Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report	23

6. Distributions to shareholders by class

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Net Investment Income:
Class A	$75	$50	*
Class C	—	—
Class I	17,925	12,450
Total	$18,000	$12,500

Net Realized Gains
Class A	$531	$127	*
Class C	320	127	*
Class I	82,571	21,052
Total	$83,422	$21,306

*	For the period November 12, 2010 (inception date) to October 31, 2011.

7. Shares of beneficial interest

At April 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares		Amount
Class A
Shares sold	—	—	1,404	*	$17,174	*
Shares issued on reinvestment	53	$598	15	*	177	*
Net increase	53	$598	1,419	*	$17,351	*

Class C
Shares sold	—	—	844	*	$10,000	*
Shares issued on reinvestment	29	$320	10	*	127	*
Net increase	29	$320	854	*	$10,127	*

Class I
Shares sold	6,582	$75,061	102,806		$1,301,496
Shares issued on reinvestment	6,741	75,356	2,509		30,786
Shares repurchased	(19,940)	(235,225)	(22,893)		(296,737)
Net increase (decrease)	(6,617)	$(84,808)	82,422		$1,035,545

*	For the period November 12, 2010 (inception date) to October 31, 2011.

8. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and

24	Legg Mason Capital Management Disciplined Equity Research Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason Capital Management Disciplined Equity Research Fund	25

Board approval of investment advisory and management agreement (unaudited)

At its November 2011 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the investment advisory and management agreement (the “Agreement”) with Legg Mason Capital Management, LLC (the “Adviser”). The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”) met on October 12, 2011, with the assistance of their independent legal counsel and their contract review consultant, to review and evaluate the materials provided by the Adviser to assist the Board, and in particular the Independent Trustees, in considering renewal of the Agreement. At such October meeting the Independent Trustees reviewed the information provided, as well as a memorandum from their independent legal counsel and materials from the contract renewal consultant. In follow up to that meeting, supplemental materials were provided as requested. The Independent Trustees further discussed renewal of the Agreement in executive session held on November 16, 2011.

In voting to approve continuance of the Agreement, the Board, including the Independent Trustees, considered whether continuance of the Agreement would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve continuance of the Agreement.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser under the Agreement. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by an affiliate of the Adviser. The Board noted information received at regular meetings throughout the year related to the services rendered by the Adviser. The Board’s evaluation of the services to be provided by the Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Adviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Adviser and the Adviser’s affiliates, the financial resources available through the Adviser’s parent organization, Legg Mason, Inc.

The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an

26	Legg Mason Capital Management Disciplined Equity Research Fund

Board approval of investment advisory and management agreement (unaudited) (cont’d)

independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in the Performance Universe. The Lipper data also included a comparison of the Fund’s performance to a benchmark index selected by Lipper. The Board also received from the contract review consultant analysis of the risk adjusted performance of the Fund compared with its corresponding Lipper benchmark index. The Board also reviewed performance information for the Fund showing rolling returns based upon trailing performance. In addition, the Trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that the Fund’s underperformance during the one-year ended June 30, 2011 resulted in a fifth quintile performance ranking and noted that, given the short lifespan of the Fund, performance is too new to judge. The Board concluded that the Adviser has capable personnel and adequate resources and that the Adviser was employing an investment methodology that appeared to be fundamentally sound. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that it was in the best interest of the Fund to approve renewal of the Agreement.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Adviser in light of the nature, extent and quality of the management and advisory services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees foregone and expense reimbursements by the Adviser which reduced the management fee paid to the Adviser to zero) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Adviser charged any of its U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Adviser reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Adviser, which, among other things, set out the range of fees based on asset classes. In addition, the Adviser provided and discussed with the Board a comparison with the fees of other registered investment companies managed by affiliated advisers in the same investment style. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Lipper as comparable to the fund and a broader universe of funds also selected by Lipper. With respect to the Fund, the Board noted that Contractual and Actual Management Fees were less than

Legg Mason Capital Management Disciplined Equity Research Fund	27

average (first and second quintiles, respectively) and that actual expenses were below the Lipper expense group and expense universe averages.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2011, which corresponds to Legg Mason’s most recently completed fiscal year. The Trustees considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as a result of market conditions and net redemptions, the Fund complex had suffered a substantial decline in assets over its historic highs. Given the asset size of the Fund and the complex and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Management Fee paid by the Fund.

The Board considered other benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided regarding intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Adviser’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of the Agreement is in the best interest of the Fund.

Legg Mason Capital Management

Disciplined Equity Research Fund

Trustees

Mark R. Fetting

Chairman

R. Jay Gerken

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager/adviser

Legg Mason Capital Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Capital Management Disciplined Equity Research Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Capital Management Disciplined Equity Research Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management Disciplined Equity Research Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain other closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013675 6/12 SR12-1678

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
.	Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date:	June 21, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Global Asset Management Trust

Date:	June 21, 2012